Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000006766 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class C
Trading Symbol	MRBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$150	1.45%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.23%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.23%	(0.35)%	0.94%
C with CDSC (1% for 12 months)×	6.23%	(0.35)%	0.94%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[1]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006767 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class I
Trading Symbol	MRBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.30%	0.65%	1.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[2]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006769 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R1
Trading Symbol	MRBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$150	1.45%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.23%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.23%	(0.33)%	0.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[3]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R2
Trading Symbol	MRRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.77%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.77%	0.16%	1.45%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[4]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006772 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R3
Trading Symbol	MRBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.04%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.04%	0.41%	1.71%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[5]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006761 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R4
Trading Symbol	MRBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.30%	0.65%	1.95%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[6]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000034443 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class R6
Trading Symbol	MRBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.41%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.41%	0.75%	2.06%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[7]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006757 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class A
Trading Symbol	MTLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.52%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	3.52%	1.68%	1.72%
A with initial sales charge (2.50%)	0.94%	1.16%	1.46%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,635,904,918
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 8,735,350	[8]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 1, 2024, Class A shares pays MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, a Contingent Deferred Sales Charge equal to 0.75% as a percentage of original purchase price or redemption proceeds, whichever is less.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class A shares pays MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, a Contingent Deferred Sales Charge equal to 0.75% as a percentage of original purchase price or redemption proceeds, whichever is less.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006758 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal LimitedMaturity Fund
Class Name	Class B
Trading Symbol	MTLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$135	1.33%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 2.89%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	2.89%	0.95%	0.98%
B with CDSC (declining over six years from 4% to 0%)×	(1.11)%	0.57%	0.98%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,635,904,918
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 8,735,350	[9]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006759 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal LimitedMaturity Fund
Class Name	Class C
Trading Symbol	MTLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$145	1.43%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 2.79%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	2.79%	0.85%	0.87%
C with CDSC (1% for 12 months)×	1.79%	0.85%	0.87%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,635,904,918
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 8,735,350	[10]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000092113 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class I
Trading Symbol	MTLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.81%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	3.81%	1.85%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	2.10%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.62%
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,635,904,918
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 8,735,350	[11]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000195152 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Limited Maturity Fund
Class Name	Class R6
Trading Symbol	MTLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 3.75%, at net asset value. This compares with a return of 1.66% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg 1-9 Year Municipal Bond Index, generated a return of 2.75%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Turning to municipals, the index for this fund generated a return of 2.75% for the period. Securities in the lower-rated investment grade credit quality tiers and bonds with shorter maturities outperformed. The intermediate and long segments of the yield curve rose. Yields of the shorter maturity segment declined, and the municipal curve moved from inversion to its typical upward slope. The yield (yield-to-worst) of the index for this fund ended the period at 3.49%, well above its five-year average.
  Top contributors to performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    The fund's greater-than-benchmark exposure to both the industrial revenue and housing sectors strengthened relative performance. An out-of-benchmark exposure to Not Rated bonds also helped relative results.
    Security selection within both the housing and education sectors further benefited the fund's relative returns.
  Top detractors from performance relative to the Bloomberg 1-9 Year Municipal Bond Index:
    Bond selection within the industrial revenue sector weighed on the fund's relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, September 1, 2017 through April 30, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	3.75%	1.90%	1.82%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.66%	1.17%	1.67%
Bloomberg 1-9 Year Municipal Bond Index +∆	2.75%	1.25%	1.45%
*	For the period from the commencement of the class's investment operations, September 1, 2017 through April 30, 2025.
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Sep. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,635,904,918
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 8,735,350	[12]
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	2,635,904,918	Average Effective Maturity (yrs):	4.9
Total Number of Holdings:	1,171	Average Effective Duration (yrs):	3.5
Total Management Fee ($)#:	8,735,350
Portfolio Turnover Rate (%):	29
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Composition including fixed income credit quality
AAA	10.4%
AA	27.6%
A	31.8%
BBB	17.9%
BB	4.0%
B	0.5%
CC	0.0%
Not Rated	6.1%
Money Market Funds	1.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006760 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class A
Trading Symbol	MRBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Total Return Bond Fund (fund) provided a total return of 8.14%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.14%	0.52%	1.80%
A with initial sales charge (4.25%)	3.55%	(0.35)%	1.36%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[13]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006765 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Fund
Class Name	Class B
Trading Symbol	MRBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Total Return Bond Fund (fund) provided a total return of 7.33%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, the fund’s underweight exposure to A-rated bonds, combined with favorable bond selection within this credit quality segment, benefited relative returns. Bond selection within BBB-rated securities also strengthened relative performance.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection and the fund's underweight exposure to the mortgage backed securities (MBS) agency fixed rate sector weighed on relative performance. An overweight exposure to the industrials sector further held back relative returns.
    From a quality perspective, the fund’s overweight exposure to AAA-rated bonds, combined with weak bond selection within AA-rated securities, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.33%	(0.23)%	1.05%
B with CDSC (declining over six years from 4% to 0%)×	3.33%	(0.58)%	1.05%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 8,090,663,353
Holdings Count | Holding	1,104
Advisory Fees Paid, Amount	$ 28,045,879	[14]
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	8,090,663,353	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	1,104	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	28,045,879
Portfolio Turnover Rate (%):	75
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	10.0%
AA	4.9%
A	10.3%
BBB	22.9%
BB	4.5%
B	2.0%
CCC	0.0%
CC	0.0%
U.S. Government	25.5%
Federal Agencies	18.3%
Not Rated	0.2%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006711 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class A
Trading Symbol	MFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.37%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.37%	0.39%	2.35%
A with initial sales charge (4.25%)	2.81%	(0.47)%	1.91%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[15]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006716 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class B
Trading Symbol	MFBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Corporate Bond Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.58%	(0.35)%	1.60%
B with CDSC (declining over six years from 4% to 0%)×	2.58%	(0.68)%	1.60%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[16]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000119776 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R6
Trading Symbol	MQLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.46%	2.83%	2.32%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[17]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006717 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class C
Trading Symbol	MFBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Corporate Bond Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.58%	(0.36)%	1.59%
C with CDSC (1% for 12 months)×	5.58%	(0.36)%	1.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[18]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006718 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class I
Trading Symbol	MBDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.64%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.64%	0.63%	2.59%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[19]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006720 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R1
Trading Symbol	MFBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Corporate Bond Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.58%	(0.36)%	1.60%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[20]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006722 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R2
Trading Symbol	MBRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.19%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.19%	0.16%	2.11%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[21]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006723 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R3
Trading Symbol	MFBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.46%	0.41%	2.36%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[22]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006712 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R4
Trading Symbol	MFBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.72%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.72%	0.65%	2.62%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[23]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000070424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Fund
Class Name	Class R6
Trading Symbol	MFBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Corporate Bond Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Corporate Bond Fund (fund) provided a total return of 7.74%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Credit Index, generated a return of 7.61%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Credit Index:
    Favorable bond selection within the BBB-rated credit quality segment, particularly within the banking sector, contributed to the fund's relative performance.
    The fund's out-of-benchmark exposure to BB-rated and Not Rated bonds also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Credit Index:
    The fund's overweight exposure to the energy sector held back relative performance.
    Bond selection within the technology sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	7.74%	0.72%	2.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg U.S. Credit Index +∆	7.61%	0.46%	2.38%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 4,529,058,920
Holdings Count | Holding	423
Advisory Fees Paid, Amount	$ 16,892,178	[24]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	4,529,058,920	Average Effective Maturity (yrs):	9.8
Total Number of Holdings:	423	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	16,892,178
Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Composition including fixed income credit quality
AAA	2.8%
AA	3.2%
A	29.9%
BBB	52.4%
BB	6.0%
B	1.5%
U.S. Government	2.0%
Not Rated	0.0%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006745 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class A
Trading Symbol	MQLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.21%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.21%	2.61%	2.08%
A with initial sales charge (2.50%)	4.53%	2.09%	1.82%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[25]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective May 1, 2024, Class A shares pays MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, a Contingent Deferred Sales Charge equal to 0.75% as a percentage of original purchase price or redemption proceeds, whichever is less. Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective May 1, 2024, Class A shares pays MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, a Contingent Deferred Sales Charge equal to 0.75% as a percentage of original purchase price or redemption proceeds, whichever is less. Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006750 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class B
Trading Symbol	MQLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.42%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.42%	1.84%	1.33%
B with CDSC (declining over six years from 4% to 0%)×	2.42%	1.47%	1.33%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[26]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006751 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class C
Trading Symbol	MQLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.31%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.31%	1.74%	1.23%
C with CDSC (1% for 12 months)×	5.31%	1.74%	1.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[27]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006744 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class I
Trading Symbol	MQLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.20%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.20%	2.72%	2.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[28]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006753 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R1
Trading Symbol	MQLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.32%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.32%	1.71%	1.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[29]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006755 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R2
Trading Symbol	MLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.76%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.76%	2.35%	1.82%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[30]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006756 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R3
Trading Symbol	MQLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Limited Maturity Fund (fund) provided a total return of 6.92%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.92%	2.47%	1.98%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[31]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006746 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Limited Maturity Fund
Class Name	Class R4
Trading Symbol	MQLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Limited Maturity Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Limited Maturity Fund (fund) provided a total return of 7.36%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 6.76%.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector contributed to relative performance. Bond selection within both the financial institutions and industrials sectors also supported relative results.
    From a quality perspective, bond selection within BBB and A-rated bonds benefited relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund’s overweight exposure to AAA-rated bonds weighed on relative performance.
    Yield curve positioning also held back the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.36%	2.77%	2.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	8.02%	(0.67)%	1.54%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index +∆	6.76%	1.59%	1.80%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 3,130,456,300
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 10,181,386	[32]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	3,130,456,300	Average Effective Maturity (yrs):	2.3
Total Number of Holdings:	377	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	10,181,386
Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	11.7%
AA	9.0%
A	19.4%
BBB	33.4%
BB	0.0%
CCC	0.0%
CC	0.1%
U.S. Government	24.5%
Federal Agencies	0.5%
Not Rated	0.0%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.40% up to $1 billion; 0.35% in excess of $1 billion and up to $2.5 billion; 0.30% in excess of $2.5 billion and up to $5 billion; and 0.29% in excess of $5 billion.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since May 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
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[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
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[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.